UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2981

FIRST INVESTORS SPECIAL BOND FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

DATE OF REPORTING PERIOD:  JUNE 30, 2004

Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows


The words "First Investors" in a box across the top of the page.


FIRST INVESTORS
SPECIAL BOND FUND, INC.


SEMI-ANNUAL REPORT
June 30, 2004


First Investors Logo

The words "A MEMBER OF THE FIRST INVESTORS FINANCIAL NETWORK" under the First Investors logo.


LIF007


Portfolio of Investments
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2004
---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--87.6%
              Aerospace/Defense--2.0%
    $  150M   Alliant Techsystems, Inc., 8.5%, 2011                               $   162,750      $   77
       250M   L-3 Communications Corp., 8%, 2008                                      260,000         122
---------------------------------------------------------------------------------------------------------
                                                                                      422,750         199
---------------------------------------------------------------------------------------------------------
              Automotive--8.2%
       225M   Accuride Corp., 9.25%, 2008                                             230,625         108
       75M    Asbury Automotive Group, Inc., 9%, 2012                                  76,875          36
       594M   Cambridge Industries Liquidating Trust++**                                1,187           1
       500M   Collins & Aikman Products Co., 11.5%, 2006                              495,000         233
       175M   Dana Corp., 9%, 2011                                                    205,625          97
       500M   Special Devices, Inc., 11.375%, 2008                                    482,500         227
       228M   TRW Automotive, Inc., 9.375%, 2013                                      258,210         121
---------------------------------------------------------------------------------------------------------
                                                                                    1,750,022         823
---------------------------------------------------------------------------------------------------------
              Chemicals--8.7%
       75M    BCP Caylux Holding Lux SCA, 9.625%, 2014+                                78,094          37
       150M   Equistar Chemicals LP, 10.625%, 2011                                    167,250          79
       100M   Huntsman, LLC, 11.625%, 2010                                            111,000          52
       100M   IMC Global, Inc., 10.875%, 2013                                         119,750          56
              Lyondell Chemical Co.:
       350M     9.625%, 2007                                                          367,500         173
       150M     9.5%, 2008                                                            157,125          74
              Millennium America, Inc.:
       90M      9.25%, 2008                                                            97,200          46
       110M     9.25%, 2008+                                                          118,800          56
       675M   Resolution Performance Products, LLC, 13.5%, 2010                       632,813         297
---------------------------------------------------------------------------------------------------------
                                                                                    1,849,532         870
---------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--1.0%
       200M   AKI, Inc., 10.5%, 2008                                                  206,500          97
---------------------------------------------------------------------------------------------------------
              Energy--11.2%
       300M   Bluewater Finance, Ltd., 10.25%, 2012                                   318,000         150
       500M   Compagnie Generale de Geophysique, 10.625%, 2007                        535,000         252
       125M   Dresser, Inc., 9.375%, 2011                                             134,375          63
       250M   El Paso Production Holding Co., 7.75%, 2013                             230,625         108
---------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2004
---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              Energy (continued)
    $  745M   Giant Industries, Inc., 11%, 2012                                   $   834,400     $   392
       300M   Tesoro Petroleum Corp., 9.625%, 2008                                    330,000         155
---------------------------------------------------------------------------------------------------------
                                                                                    2,382,400       1,120
---------------------------------------------------------------------------------------------------------
              Financial Services--2.3%
       500M   Dow Jones Trac-X NA, High Yield, Series 2,
                Trust 3, 8%, 2009+                                                    485,938         228
---------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--1.4%
       150M   Land O'Lakes, Inc., 8.75%, 2011                                         138,750          65
       150M   Pilgrim's Pride Corp., 9.625%, 2011                                     166,500          79
---------------------------------------------------------------------------------------------------------
                                                                                      305,250         144
---------------------------------------------------------------------------------------------------------
              Food/Drug--.8%
       175M   Di Giorgio Corp., 10%, 2007                                             171,500          81
---------------------------------------------------------------------------------------------------------
              Forest Products/Containers--4.5%
       250M   AEP Industries, Inc., 9.875%, 2007                                      257,500         121
       175M   Potlatch Corp., 10%, 2011                                               195,125          92
       200M   Stone Container Corp., 9.75%, 2011                                      221,000         104
              Tekni-Plex, Inc.:
       175M     12.75%, 2010                                                          168,875          79
       130M     8.75%, 2013+                                                          124,800          58
---------------------------------------------------------------------------------------------------------
                                                                                      967,300         454
---------------------------------------------------------------------------------------------------------
              Gaming/Leisure--2.7%
       250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                          252,500         119
       300M   Park Place Entertainment Corp., 9.375%, 2007                            326,625         153
---------------------------------------------------------------------------------------------------------
                                                                                      579,125         272
---------------------------------------------------------------------------------------------------------
              Health Care--6.3%
       15M    ALARIS Medical Systems, Inc., 7.25%, 2011                                16,575           8
       165M   HCA, Inc., 5.25%, 2008                                                  164,135          77
       150M   Insight Health Services Corp., 9.875%, 2011                             161,250          76
       150M   MedQuest, Inc., 11.875%, 2012                                           171,000          80
       75M    Quintiles Transnational Corp., 10%, 2013                                 74,625          35
       250M   Sybron Dental Specialties, Inc., 8.125%, 2012                           268,750         126
       550M   Tenet Healthcare Corp., 6.375%, 2011                                    484,000         228
---------------------------------------------------------------------------------------------------------
                                                                                    1,340,335         630
---------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              Housing--1.8%
    $  100M   Integrated Electrical Services, Inc., 9.375%, 2009                  $   103,750     $    49
       250M   Nortek, Inc., 9.875%, 2011                                              286,250         134
---------------------------------------------------------------------------------------------------------
                                                                                      390,000         183
---------------------------------------------------------------------------------------------------------
              Information Technology--.0%
       150M   Exodus Communications, Inc., 10.75%, 2009++**                                94         --
---------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--.3%
       115M   Finova Group, Inc., 7.5%, 2009                                           63,535          30
---------------------------------------------------------------------------------------------------------
              Manufacturing--3.5%
       600M   Columbus McKinnon Corp., 8.5%, 2008                                     555,000         261
       200M   Wolverine Tube, Inc., 7.375%, 2008+                                     197,000          93
---------------------------------------------------------------------------------------------------------
                                                                                      752,000         354
---------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.2%
       150M   Nexstar Finance, LLC, 12%, 2008                                         166,500          78
       150M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                          161,250          76
       136M   Young Broadcasting Corp., 10%, 2011                                     139,060          65
---------------------------------------------------------------------------------------------------------
                                                                                      466,810         219
---------------------------------------------------------------------------------------------------------
              Media-Cable TV--8.9%
       225M   Adelphia Communications Corp., 10.25%, 2011++                           231,750         109
       500M   Cablevision Systems Corp., 8%, 2012+                                    495,000         233
       500M   Charter Communications Holdings, LLC, 10%, 2009                         420,000         198
       500M   Mediacom LLC/Mediacom Capital Corp., 8.5%, 2008                         505,000         237
       200M   Quebecor Media, Inc., 11.125%, 2011                                     229,250         108
---------------------------------------------------------------------------------------------------------
                                                                                    1,881,000         885
---------------------------------------------------------------------------------------------------------
              Media-Diversified--5.8%
       500M   Garden State Newspapers, Inc., 8.625%, 2011                             524,375         247
       300M   Mail-Well I Corp., 7.875%, 2013+                                        274,500         129
              Six Flags, Inc.:
       150M     8.875%, 2010                                                          149,250          70
       50M      9.625%, 2014+                                                          50,000          24
       200M   Universal City Development Partners, Ltd., 11.75%, 2010                 232,500         109
---------------------------------------------------------------------------------------------------------
                                                                                    1,230,625         579
---------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2004
---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
                                                                                                 Invested
                                                                                                 For Each
  Principal                                                                                    $10,000 of
     Amount   Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              Metals/Mining--3.7%
    $  600M   Commonwealth Aluminum Corp., 10.75%, 2006                           $   609,000     $   286
       160M   Euramax International, Inc., 8.5%, 2011                                 167,200          79
---------------------------------------------------------------------------------------------------------
                                                                                      776,200         365
---------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--2.8%
       250M   General Nutrition Centers, Inc., 8.5%, 2010+                            260,625         123
       300M   Michaels Stores, Inc., 9.25%, 2009                                      330,000         155
---------------------------------------------------------------------------------------------------------
                                                                                      590,625         278
---------------------------------------------------------------------------------------------------------
              Services--5.4%
              Allied Waste NA, Inc.:
       150M     5.75%, 2011+                                                          142,875          67
       300M     7.375%, 2014+                                                         293,250         138
       325M   Hydrochem Industrial Services, Inc., 10.375%, 2007                      329,063         155
       384M   Kindercare Learning Centers, Inc., 9.5%, 2009                           391,680         184
---------------------------------------------------------------------------------------------------------
                                                                                    1,156,868         544
---------------------------------------------------------------------------------------------------------
              Telecommunications--1.4%
       600M   ICG Services, Inc., 10%, 2008++**                                           375          --
       500M   RCN Corp., 11%, 2008++                                                  292,500         138
       400M   XO Communications, Inc., 9%, 2008++**                                       250          --
---------------------------------------------------------------------------------------------------------
                                                                                      293,125         138
---------------------------------------------------------------------------------------------------------
              Utilities--.0%
       125M   AES Drax Energy, Ltd., 11.5%, 2010++                                      1,250           1
---------------------------------------------------------------------------------------------------------
              Wireless Communications--2.7%
       300M   Crown Castle International Corp., 9.375%, 2011                          331,500         156
              Triton Communications, LLC:
       100M     8.75%, 2011                                                            83,000          39
       175M     9.375%, 2011                                                          150,500          71
---------------------------------------------------------------------------------------------------------
                                                                                      565,000         266
---------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $19,278,841)                                  18,627,784       8,760
---------------------------------------------------------------------------------------------------------





---------------------------------------------------------------------------------------------------------
                                                                                                   Amount
 Principal                                                                                       Invested
   Amount,                                                                                       For Each
 Shares or                                                                                     $10,000 of
  Warrants    Security                                                                  Value  Net Assets
---------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--5.1%
    $1,000M   U.S. Treasury Notes, 7%, 2006 (cost $1,025,472)                     $ 1,083,790     $   510
---------------------------------------------------------------------------------------------------------
              COMMON STOCKS--1.9%
              Media-Cable TV--.3%
     2,061  * Echostar Communications Corp. -- Class "A"                               63,376          30
---------------------------------------------------------------------------------------------------------
              Media-Diversified--1.0%
     1,500  * MediaNews Group, Inc. -- Class "A"                                      225,000         105
---------------------------------------------------------------------------------------------------------
              Telecommunications--.6%
     1,450  * ICG Communications, Inc.                                                    653           1
     2,111  * NTL, Inc.                                                               121,635          57
       230  * Viatel Holding (Bermuda), Ltd.                                              282          --
     1,571  * World Access, Inc.                                                            2          --
---------------------------------------------------------------------------------------------------------
                                                                                      122,572          58
---------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $640,908)                                          410,948         193
---------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.8%
              Manufacturing
       363  * Day International Group, Inc., 12.25%, 2010,
                PIK (cost $292,926)                                                   164,280          77
---------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Telecommunications
       250  * GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587)+**                   --          --
---------------------------------------------------------------------------------------------------------
              SHORT--TERM CORPORATE NOTES--2.6%
    $  550M   Toyota Motor Corp., 1.2%, 7/20/04 (cost $549,652)                       549,652         259
---------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $21,810,386)                            98.0%     20,836,454       9,799
Other Assets, Less Liabilities                                            2.0         428,263         201
---------------------------------------------------------------------------------------------------------
Net Assets                                                              100.0%    $21,264,717     $10,000
=========================================================================================================

 + Security exempt from registration under rule 144A of the Securities Act of 1933 (see Note 5).

++ In default as to principal and/or interest payment

 * Non-income producing

** Security valued at fair value (see Note 1A)

See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS SPECIAL BOND FUND, INC
June 30, 2004

---------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(identified cost $21,810,386) (Note 1A)                                           $20,836,454
Cash                                                                                   97,078
Interest receivable                                                                   435,636
Other assets                                                                            6,570
                                                                                 ------------
Total Assets                                                                       21,375,738
                                                                                 ------------
Liabilities
Payables:
Investment securities purchased                                                        77,992
Shares redeemed                                                                         6,282
Accrued advisory fee                                                                   14,125
Accrued expenses                                                                       12,622
                                                                                 ------------
Total Liabilities                                                                     111,021
                                                                                 ------------
Net Assets                                                                        $21,264,717
                                                                                 ============
Net Assets Consist of:
Capital paid in                                                                   $29,107,117
Accumulated deficit in net investment income                                          (79,583)
Accumulated net realized loss on investment transactions                           (6,788,885)
Net unrealized depreciation in value of investments                                  (973,932)
                                                                                 ------------
Total                                                                             $21,264,717
                                                                                 ============
Net Asset Value, Offering Price and Redemption Price Per Share
($21,264,717 divided by 2,301,306 shares outstanding),
25,000,000 shares authorized, $1.00 par value (Note 2)                                  $9.24
                                                                                        =====

See notes to financial statements


Statement of Operations
FIRST INVESTORS SPECIAL BOND FUND, INC.
Six Months Ended June 30, 2004

---------------------------------------------------------------------------------------------
Investment Income
Interest Income                                                                      $930,978

Expenses (Notes 1 and 4):
Advisory fee                                                      $80,344
Professional fees                                                   9,735
Custodian fees                                                      2,050
Reports to shareholders                                             1,668
Directors' fees                                                       417
Registration fees                                                     310
Other expenses                                                      5,889
                                                             ------------
Total expenses                                                    100,413
Less -- Custodian fees paid indirectly                               (761)
                                                             ------------
Net expenses                                                                           99,652
                                                                                 ------------
Net investment income                                                                 831,326

Realized and Unrealized Gain (Loss)
on Investments (Note 3):

Net realized gain on investments                                  183,618
Net unrealized depreciation of investments                       (294,034)
                                                             ------------
Net loss on investments                                                              (110,416)
                                                                                 ------------
Net Increase in Net Assets Resulting from Operations                                 $720,910
                                                                                 ============

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS SPECIAL BOND FUND, INC.

---------------------------------------------------------------------------------------------
                                                         Six Months Ended          Year Ended
                                                            June 30, 2004   December 31, 2003
---------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                                         $   831,326         $ 1,836,769
Net realized gain (loss) on investments                           183,618          (1,519,663)
Net unrealized appreciation (depreciation)
of investments                                                   (294,034)          4,897,672
                                                             ------------        ------------
Net increase in net assets resulting
from operations                                                   720,910           5,214,778
                                                             ------------        ------------
Dividends to Shareholders
Net investment income                                            (835,346)         (1,864,508)
                                                             ------------        ------------
Capital Share Transactions *
Proceeds from shares sold                                          27,135              44,332
Reinvestment of dividends                                         835,346           1,864,508
Cost of shares redeemed                                        (1,670,990)         (2,528,932)
                                                             ------------        ------------
Net decrease in net assets resulting
from share transactions                                          (808,509)           (620,092)
                                                             ------------        ------------
Net increase (decrease) in net assets                            (922,945)          2,730,178

Net Assets
Beginning of period                                            22,187,662          19,457,484
                                                             ------------        ------------
End of the period (including accumulated
deficit in net investment income of $79,583 and
$75,563, respectively)                                        $21,264,717         $22,187,662
                                                             ============        ============
*Capital Shares Issued and Redeemed
Sold                                                                2,924               5,042
Issued for dividends reinvested                                    90,257             212,029
Redeemed                                                         (179,946)           (293,043)
                                                             ------------        ------------
Net decrease in capital shares                                    (86,765)            (75,972)
                                                             ============        ============

See notes to financial statements

Notes to Financial Statements
FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2004


1. Significant Accounting Policies--The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek high current income without undue risk to principal and secondarily to seek growth of capital.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Directors (the "Board"). The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities, and other available information in determining value. For valuation purposes, where applicable, quotations of foreign securities in foreign countries are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. Short-term debt securities that mature in 60 days or less are valued on the amortized cost method which approximates market value. Securities for which market quotations are not readily available or determined to be unreliable, and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in a manner specifically authorized by the Board. At June 30, 2004, the Fund held five securities that were fair valued by its Valuation Committee with an aggregate value of $1,906 representing 0% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. As of December 31, 2003, the Fund had capital loss carryovers of $6,962,823 of which $253,501 expires in 2004, $636,995 expires in 2007,
$365,853 expires in 2008, $1,284,606 expires in 2009, $2,764,915 expires in
2010, and $1,656,953 expires in 2011.

C. Distributions to Shareholders--Dividends to shareholders from net investment income are declared daily and paid quarterly. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which

FIRST INVESTORS SPECIAL BOND FUND, INC.
June 30, 2004


may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are amortized/accreted using the interest method. For the six months ended June 30, 2004, the Fund's custodian has provided credits in the amount of $761 against custodian charges based on the uninvested cash balances of the Fund.

2. Capital Stock--Shares of the Fund are sold only through the purchase of First Investors Life Variable Annuity Fund A contracts issued by First Investors Life Insurance Company.

3. Security Transactions--For the six months ended June 30, 2004, purchases and sales of investment securities, other than short-term U.S. Government obligations and short-term corporate notes, aggregated $2,266,375 and $3,278,491, respectively.

As of June 30, 2004, the cost of investments for federal income tax purposes was $21,894,314. Accumulated net unrealized depreciation on investments was $1,057,860, consisting of $1,312,483 gross unrealized appreciation and $2,370,343 gross unrealized depreciation.

4. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and its transfer agent, Administrative Data Management Corp. (ADM). Directors of the Fund who are not "interested persons" of the Fund as defined in the 1940 Act are remunerated by the Fund. For the six months ended June 30, 2004, total directors fees accrued by the Fund amounted to $417.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

5. Restricted Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 2004, the Fund held twelve 144A securities with an aggregate value of $2,520,882 representing 11.9% of the Fund's net assets. These securities are valued as set forth in Note 1A.

6. Concentration of Credit Risk--The Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.


Financial Highlights
FIRST INVESTORS SPECIAL BOND FUND, INC.

The following table sets forth the operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                                                                                Year Ended December 31
                                        1/1/04 to    ----------------------------------------------------------------------------
                                          6/30/04            2003            2002            2001*           2000            1999
                                     ------------    ------------    ------------    ------------    ------------    ------------
Per Share Data
Net Asset Value,
Beginning of Period                        $ 9.29          $ 7.90          $ 8.53          $ 9.47          $11.37          $11.86
                                     ------------    ------------    ------------    ------------    ------------    ------------
Income from Investment Operations
Net investment income                         .36             .76             .80             .90            1.08            1.10
Net realized and
unrealized gain (loss)
on investments                               (.05)           1.41            (.62)           (.90)          (1.78)          (.39)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Total from Investment
Operations                                    .31            2.17             .18              --            (.70)            .71
                                     ------------    ------------    ------------    ------------    ------------    ------------
Less Dividends from
Net Investment Income                         .36             .78             .81             .94            1.20            1.20
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net Asset Value,
End of Period                              $ 9.24          $ 9.29          $ 7.90          $ 8.53          $ 9.47          $11.37
                                     ============    ============    ============    ============    ============    ============
Total Return (%) +                           3.37           28.31            2.20            (.01)          (6.57)           6.24

Ratios/Supplemental Data

Net Assets, End of Period
(in thousands)                            $21,265         $22,188         $19,457         $22,058         $24,135         $30,194

Ratio to Average Net Assets:(%)
Expenses                                      .95(a)          .93             .93             .90             .89             .87
Net Investment Income                        7.76(a)         8.84            9.77            9.80           10.09            9.38

Portfolio Turnover Rate (%)                    11              23              18              35              37              32

  * Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on the total net assets of the Fund.

  + The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

(a) Annualized

See notes to financial statements


Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of First Investors Special Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Special Bond Fund, Inc., including the portfolio of investments, as of June 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers. Where brokers have not responded to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Special Bond Fund, Inc. as of June 30, 2004, and the results of its operations, changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker

Philadelphia, Pennsylvania
August 2, 2004

FIRST INVESTORS SPECIAL BOND FUND, INC.


Directors
--------------------------------------

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
--------------------------------------

Kathryn S. Head
President

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS SPECIAL BOND FUND, INC.
Shareholder Information

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


It is the Fund's practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

The Statement of Additional Information includes additional information about the Fund's directors and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Fund uses to vote proxies relating to its portfolio securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the SEC's internet website at http://www.sec.gov. In addition, commencing on August 31, 2004, information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30, will be available, without charge, upon request by calling 1-800-423-4026 and on the SEC's internet website at http://www.sec.gov.

Item 2.  Code of Ethics

The Registrant's Board of Directors/Trustees ("Board") has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. The Code of Ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert

		 Not applicable to Semi-Annual Report

Item 4.  Principal Accountant Fees and Services

		 Not applicable to Semi-Annual Report

Item 5.  Audit Committee of Listed Registrants

		 Not applicable to Semi-Annual Report

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 8.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable to the Registrant

Item 9.  Submission of Matters to a Vote of Security Holders

	     	 Not applicable to the Registrant for this filing

Item 10. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits

(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Special Bond Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 8, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Special Bond Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 8, 2004